Warrants - Schedule of Activities (Details)	12 Months Ended
Dec. 31, 2021 shares
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Common stock warrants added upon reverse merger (in shares)	14,555,048
Warrants exercised (in shares)	(275)
Ending balance (in shares)	14,554,773
Private Warrants
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Common stock warrants added upon reverse merger (in shares)	5,933,333
Warrants exercised (in shares)	0
Ending balance (in shares)	5,933,333
Public Warrants
Class of Warrant or Right, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Common stock warrants added upon reverse merger (in shares)	8,621,715
Warrants exercised (in shares)	(275)
Ending balance (in shares)	8,621,440